UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.0%

	Education and Civic Organizations – 19.6%

	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Improvement Series 2009A:
$1,340	5.500%, 5/15/34	5/19 at 100.00	Aa2	$1,438,517
1,000	5.500%, 5/15/39	5/19 at 100.00	Aa2	1,064,100

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,009,030

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Parker Core Knowledge Charter School, Series 2010, 5.000%, 11/01/37	11/20 at 100.00	A	445,830

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	N/R	1,010,700

1,000	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Refunding Bonds, Vail Mountain School Project, Series 2010, 6.125%, 5/01/40	5/20 at 100.00	BBB–	971,650

	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Refunding Series 2007:
220	4.750%, 12/01/14 – RAAI Insured	No Opt. Call	N/R	229,744
230	4.750%, 12/01/15 – RAAI Insured	No Opt. Call	N/R	240,417
250	4.850%, 12/01/25 – RAAI Insured	12/17 at 100.00	N/R	228,068

	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
240	5.000%, 6/15/18	6/17 at 100.00	A	257,158
255	5.000%, 6/15/19	6/17 at 100.00	A	269,530
265	5.000%, 6/15/20	6/17 at 100.00	A	277,304
500	5.250%, 6/15/29	6/17 at 100.00	A	490,890

600	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	628,026

	University of Colorado, Enterprise System Revenue Bonds, Series 2009A:
335	5.750%, 6/01/28	No Opt. Call	Aa2	383,434
500	5.375%, 6/01/32	No Opt. Call	Aa2	544,180

345	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Refunding Bonds, Series 2011A, 5.000%, 6/01/30	6/21 at 100.00	Aa2	371,306

1,000	Western State College of Colorado Board of Trustees, Revenue Bonds, Series 2009, 5.000%, 5/15/34	5/19 at 100.00	Aa2	1,040,450
10,580	Total Education and Civic Organizations			10,900,334
	Health Care – 11.3%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA	499,220

400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB+	396,088

1,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.250%, 5/15/26 – AGM Insured	5/19 at 100.00	AA+	1,061,750

	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	5.125%, 10/01/17	No Opt. Call	AA	588,130
500	6.250%, 10/01/33	10/18 at 100.00	AA	548,105

325	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.625%, 12/01/24 – RAAI Insured	12/16 at 100.00	Baa2	306,140

855	Colorado Health Facilities Authority, Revenue Bonds, National Jewish Medical and Research Center, Series 1998, 5.375%, 1/01/16	11/11 at 100.00	BBB+	855,718

750	Colorado Springs, Colorado, Hospital Revenue Bonds, Refunding Series 2009, 6.250%, 12/15/33	12/19 at 100.00	A–	806,070

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$515	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB	$507,842

500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Series 2002, 5.350%, 9/01/17	9/13 at 100.00	BBB	507,765

250	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Refunding Series 2007A, 4.750%, 12/01/27	12/16 at 100.00	BBB	228,748
6,095	Total Health Care			6,305,576
	Housing/Multifamily – 5.5%

	Colorado Educational and Cultural Facilities Authority, Student Housing Revenue Refunding Bonds Campus Village Apratments Project, Series 2008:
810	5.000%, 6/01/22	8/18 at 100.00	A	874,897
50	5.500%, 6/01/38	8/18 at 100.00	A	50,026

	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007:
1,500	4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	Aa3	1,588,065
500	5.200%, 11/01/27 – AGM Insured (Alternative Minimum Tax)	11/17 at 100.00	Aa3	514,565
2,860	Total Housing/Multifamily			3,027,553
	Housing/Single Family – 0.2%

25	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000E, 7.000%, 2/01/30 (Alternative Minimum Tax)	11/11 at 105.00	AA	25,689

10	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2, 7.100%, 4/01/17 (Alternative Minimum Tax)	4/12 at 100.00	AA	10,377

95	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-4, 5.900%, 4/01/31	11/11 at 100.00	AAA	95,083
130	Total Housing/Single Family			131,149
	Industrials – 0.5%

250	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	BBB	276,563
	Long-Term Care – 6.0%

195	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2000, 6.900%, 12/01/25	11/11 at 102.00	A–	199,187

780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	N/R	791,349

500	Colorado Health Facilities Authority, Health and Residential Care Facilities Revenue Bonds, Volunteers of America Care Facilities Obligated Group Projects, Series 2007A, 5.000%, 7/01/15	7/14 at 101.00	N/R	492,780

	Colorado Health Facilities Authority, Revenue Bonds, Christian Living Communities Project, Series 2006A:
250	5.250%, 1/01/14	No Opt. Call	N/R	250,308
100	5.750%, 1/01/26	1/17 at 100.00	N/R	93,995

350	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002B, 6.125%, 12/01/33	12/12 at 101.00	BBB–	344,327

	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005:
500	5.000%, 12/01/16	12/15 at 100.00	BBB–	512,980
200	5.250%, 12/01/25	12/15 at 100.00	BBB–	186,928

230	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2004A, 5.250%, 6/01/34	6/14 at 100.00	A–	219,696

225	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/37	5/17 at 100.00	N/R	172,350

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$100	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	$95,365
3,430	Total Long-Term Care			3,359,265
	Tax Obligation/General – 18.4%

	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008:
300	5.500%, 12/01/21	12/18 at 100.00	Aa2	359,877
165	5.500%, 12/01/25	12/18 at 100.00	Aa2	189,800

1,000	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35	12/20 at 100.00	Aa2	1,156,960

1,000	Denver City & County School District 1, Colorado, General Obligation Bonds, Series 2009A, 5.000%, 12/01/28	No Opt. Call	Aa2	1,101,350

	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Series 2009:
1,000	5.250%, 12/01/26	12/18 at 100.00	Aa2	1,129,930
1,800	5.250%, 12/01/33	12/18 at 100.00	Aa2	1,968,120

500	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	Baa1	557,100

375	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	379,804

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	262,458

250	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 4.500%, 11/01/21	No Opt. Call	Baa1	240,310

	Rio Blanco County School District RE-001 Meeker, Colorado, General Obligation Bonds, Series 2008:
500	5.250%, 12/01/22	12/18 at 100.00	Aa2	572,860
150	5.250%, 12/01/24	12/18 at 100.00	Aa2	168,305

2,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General Obligation Bonds, Series 2009, 5.000%, 12/15/33	No Opt. Call	Aa2	2,144,200
9,290	Total Tax Obligation/General			10,231,074
	Tax Obligation/Limited – 17.3%

670	Belle Creek Metropolitan District 1, Adams County, Colorado, General Obligation Refunding Bonds, Series 2011, 6.000%, 12/01/26	No Opt. Call	BBB+	724,491

	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008:
425	5.500%, 11/01/19	No Opt. Call	Aa2	495,214
1,255	5.500%, 11/01/27	No Opt. Call	Aa2	1,347,355

	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
225	6.125%, 12/01/19	No Opt. Call	N/R	241,324
220	6.625%, 12/01/24	No Opt. Call	N/R	231,697
400	6.875%, 12/01/30	12/19 at 100.00	N/R	412,884

835	Garfield County Public Library District, Colorado, Certificates of Participation, Regional Lease Purchase Finanacing Program, Series 2009, 5.375%, 12/01/27	12/19 at 100.00	A	909,741

370	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	A	381,603

340	Lone Tree, Colorado, Sales & Use Tax Revenue Bonds, Recreation Projects Series 2008A, 5.000%, 12/01/20	12/18 at 100.00	AA	393,224

295	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.250%, 12/15/18 – ACA Insured	12/16 at 100.00	N/R	254,290

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA+		$1,074,750

	Park Meadows Business Improvement District, Colorado, Sales Tax Revenue Bonds, Series 2007:
225	5.000%, 12/01/17	No Opt. Call	N/R		228,602
475	5.300%, 12/01/27	12/17 at 100.00	N/R		430,212

	Pueblo County Capital Construction Corporation, Colorado, Certificates of Participation, Desert Hawk Golf Course At Pueblo West Project, Series 2005:
210	4.400%, 12/01/16	12/15 at 100.00	A		227,044
200	5.000%, 12/01/24	12/15 at 100.00	A		206,628

500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 – AMBAC Insured	No Opt. Call	Baa1		538,920

550	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		582,252

1,000	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010B, 5.000%, 12/01/40	12/20 at 100.00	N/R		918,770
9,195	Total Tax Obligation/Limited				9,599,001
	Transportation – 8.9%

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2009A, 5.000%, 11/15/31	11/19 at 100.00	A+		1,045,440

500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	Baa1		530,870

300	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2007D-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1		296,439

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,575	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	Baa1		1,179,360
960	0.000%, 9/01/19 – NPFG Insured	No Opt. Call	Baa1		627,312
1,000	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	Baa1		515,410

370	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Improvement Series 2006B, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		354,316

400	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	Baa2		407,656
6,105	Total Transportation				4,956,803
	U.S. Guaranteed – 1.4% (4)

65	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 6.250%, 9/15/11 (ETM)	No Opt. Call	BBB–	(4)	65,142

100	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A2	(4)	102,289

465	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.500%, 11/01/27 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2	(4)	579,757
630	Total U.S. Guaranteed				747,188
	Utilities – 5.8%

1,255	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB		1,254,925

225	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		224,372

1,200	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C, 5.500%, 11/15/48	11/18 at 100.00	AA		1,291,327

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$425	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A	$439,204
3,105	Total Utilities			3,209,828
	Water and Sewer – 3.1%

500	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2000, 5.500%, 12/01/17 – NPFG Insured	11/11 at 101.00	Aa3	506,815

350	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain, Colorado Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 – AGM Insured	9/21 at 100.00	AA+	361,830

800	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Water Revenue Bonds, Series 2009, 5.000%, 12/01/34 – AGC Insured	12/19 at 100.00	AA+	843,328
1,650	Total Water and Sewer			1,711,973
$53,320	Total Municipal Bonds (cost $51,895,496)			54,456,307

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

627,389	First American Tax Free Obligations Fund, Class Z, 0.002% (5)			$627,388
	Total Short-Term Investments (cost $627,388)			627,388
	Total Investments (cost $52,522,884) – 99.1%			55,083,695
	Other Assets Less Liabilities – 0.9%			523,141
	Net Assets – 100%			$55,606,836

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$54,456,307	$—	$54,456,307
Short-Term Investments	627,388	—	—	627,388
Total	$627,388	$54,456,307	$—	$55,083,695

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

August 31, 2011

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $52,522,884.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,008,705
Depreciation	(447,894)
Net unrealized appreciation (depreciation) of investments	$2,560,811

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

(ETM)	Escrowed to maturity.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 99.1%

	Education and Civic Organizations – 21.0%

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
$635	4.000%, 5/01/18	No Opt. Call	A3	$666,661
255	4.000%, 5/01/19	No Opt. Call	A3	265,975

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	610,115
315	4.000%, 9/01/21	9/20 at 100.00	A2	343,004

3,025	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20	8/18 at 100.00	BBB	2,999,439

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	818,374

1,075	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2005-6-C, 4.750%, 5/01/18	5/14 at 100.00	Baa3	1,111,733

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2006-J-1:
320	5.000%, 5/01/13	No Opt. Call	Baa3	337,274
375	5.000%, 5/01/16	5/15 at 100.00	Baa3	406,406
1,295	5.000%, 5/01/20	5/15 at 100.00	Baa3	1,350,815

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,176,638
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,233,395
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,059,566

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,729,061

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.000%, 12/01/28	12/19 at 100.00	Baa2	162,131

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	386,219
380	4.500%, 12/01/17	No Opt. Call	Baa2	407,098

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	761,025

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B:
1,500	5.000%, 10/01/18	No Opt. Call	A3	1,739,910
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,137,105
150	4.250%, 10/01/24	10/19 at 100.00	A3	154,308

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,056,370
1,370	4.375%, 10/01/20	No Opt. Call	Baa2	1,432,897
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	521,500
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	252,810

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,049,550
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	672,456

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K:
310	5.000%, 5/01/13	No Opt. Call	Baa2	326,734
320	5.000%, 5/01/14	No Opt. Call	Baa2	345,555
340	5.000%, 5/01/15	No Opt. Call	Baa2	374,194
355	5.000%, 5/01/16	5/15 at 100.00	Baa2	387,461
370	5.000%, 5/01/17	5/15 at 100.00	Baa2	398,701

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	$581,080

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, St. Catherine College, Series 2002-5N1, 5.250%, 10/01/22	10/12 at 100.00	Baa1	506,145

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	537,295
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,338,613

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,000	4.000%, 10/01/17	No Opt. Call	A2	1,114,490
1,000	4.500%, 10/01/18	No Opt. Call	A2	1,140,220
1,845	4.500%, 10/01/19	No Opt. Call	A2	2,094,001

1,045	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 4.000%, 4/01/14	No Opt. Call	A2	1,120,167

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	318,556
385	4.300%, 10/01/20	10/18 at 100.00	A2	418,895
145	4.500%, 10/01/22	10/18 at 100.00	A2	156,049

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,064,401
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,870,110

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,415	4.250%, 10/01/24	10/21 at 100.00	Aa2	1,529,091
750	4.375%, 10/01/25	10/21 at 100.00	Aa2	807,975
870	4.500%, 10/01/26	10/21 at 100.00	Aa2	937,608

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
500	4.100%, 12/15/14	No Opt. Call	A3	535,445
880	4.200%, 12/15/15	No Opt. Call	A3	957,282
925	4.300%, 12/15/16	12/15 at 100.00	A3	1,000,906
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,087,852
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,135,854

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,577,547

1,000	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,215,560
46,375	Total Education and Civic Organizations			49,719,622
	Health Care – 23.7%

735	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.250%, 2/01/15	No Opt. Call	N/R	719,705

	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006:
500	5.000%, 9/01/17	9/16 at 100.00	BBB+	538,815
1,050	5.000%, 9/01/18	9/16 at 100.00	BBB+	1,123,311
1,110	5.000%, 9/01/19	9/16 at 100.00	BBB+	1,174,436

1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	1,353,226

	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Series 2005:
425	5.000%, 6/01/16	6/13 at 101.00	N/R	429,305
1,320	5.000%, 6/01/19	6/13 at 101.00	N/R	1,311,539

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB	$400,496

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
500	5.000%, 4/01/13	No Opt. Call	BBB	520,980
800	5.000%, 4/01/14	4/13 at 101.00	BBB	838,344
845	5.000%, 4/01/15	4/13 at 101.00	BBB	883,540
1,815	5.000%, 4/01/17	4/13 at 101.00	BBB	1,874,423

1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007, 5.000%, 5/01/17	No Opt. Call	Baa1	1,105,830

1,730	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 4.500%, 9/01/17	9/15 at 100.00	Baa1	1,814,286

1,155	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.750%, 11/01/20	11/15 at 100.00	BBB+	1,324,080

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,012,110

4,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	4,556,600

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,097,160

1,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA+	1,108,280

	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A:
305	5.500%, 11/15/17 – NPFG Insured	11/11 at 100.00	A	306,034
10	5.750%, 11/15/26 – NPFG Insured	11/11 at 100.00	A	10,008

2,320	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 5.750%, 12/01/15	12/12 at 100.00	N/R	2,310,720

	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006:
515	5.000%, 11/01/13	No Opt. Call	BBB–	542,038
920	5.000%, 11/01/14	No Opt. Call	BBB–	984,234
1,080	5.500%, 11/01/17	11/16 at 100.00	BBB–	1,186,747

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,013,315

1,140	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,282,283

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	N/R	1,060,800

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	Aa3	1,057,800

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A2	1,053,850

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.625%, 7/01/26	7/18 at 100.00	A	2,593,700

1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.500%, 7/01/29	7/19 at 100.00	A	1,323,894

1,350	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/19	11/16 at 100.00	A3	1,439,087

3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009-A1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,174,540

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	$1,094,270

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2010:
1,560	5.000%, 2/01/19	2/14 at 100.00	A–	1,618,828
500	5.000%, 2/01/20	2/14 at 100.00	A–	516,365

1,785	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.000%, 9/01/17	9/14 at 100.00	BBB	1,891,797

	St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A:
500	5.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA–	564,900
1,200	5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,319,652

1,840	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.150%, 11/15/20	11/15 at 100.00	BB+	1,786,051

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
1,230	5.250%, 5/01/15	No Opt. Call	BB	1,226,261
2,000	5.750%, 5/01/25	5/15 at 100.00	BB	1,942,740

525	Winona Health Care Facilities Revenue Bonds, Minnesota, Winona Health Obligated Group, Series 2004A, 5.300%, 7/01/17	7/12 at 102.00	BBB–	542,294

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB–	1,027,920
53,320	Total Health Care			56,056,594
	Housing/Multifamily – 0.2%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	518,660
	Housing/Single Family – 1.0%

1,170	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	1,195,740

1,000	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	1,027,570
2,170	Total Housing/Single Family			2,223,310
	Long-Term Care – 2.5%

	Minnesota Agricultural and Economic Development Board, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2002:
200	5.500%, 2/01/12	No Opt. Call	A–	203,356
730	5.500%, 2/01/15	2/12 at 101.00	A–	746,644

2,000	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.600%, 4/01/25	4/14 at 101.00	N/R	1,868,840

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A1	2,156,300

885	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	11/14 at 101.00	N/R	850,874
5,815	Total Long-Term Care			5,826,014
	Materials – 0.9%

2,000	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	2,100,380

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 17.8%

$610	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007A, 4.100%, 2/01/18	2/15 at 100.00	Aa1	$660,166

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	550,165

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,168,970

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	327,984
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	677,104

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	770,122
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	898,043
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,034,513
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,180,993
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,333,621

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	364,161

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,347,588

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,120,130

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AAA	515,133

	Dakota County Community Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19	7/17 at 100.00	AAA	571,440
215	4.500%, 1/01/20	7/17 at 100.00	AAA	239,000

1,150	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 – AGM Insured	2/18 at 100.00	Aa2	1,253,500

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21	2/18 at 100.00	Aa2	1,289,247
465	4.500%, 2/01/22	2/18 at 100.00	Aa2	510,207
1,100	4.625%, 2/01/24	2/18 at 100.00	Aa2	1,185,679

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AAA	478,997

	Independent School Distirct 621, Mounds View, Minnesota, General Obligation Bonds, Crossover Refunding Series 2009A:
625	3.250%, 2/01/17	No Opt. Call	Aa2	695,263
1,000	4.000%, 2/01/21	2/19 at 100.00	Aa2	1,118,910
750	4.000%, 2/01/22	2/19 at 100.00	Aa2	831,608

2,000	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AAA	2,190,280

	Mankato, Minnesota, General Obligation Bonds, Improvement Series 2009A:
765	3.500%, 2/01/18	No Opt. Call	AA	850,236
775	3.500%, 2/01/19	2/18 at 100.00	AA	847,455

1,135	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Series 2007, 4.000%, 2/01/18	2/15 at 100.00	AAA	1,228,955

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,021,630

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$500	Minnesota State, General Obligation Bonds, Refunding Series 2008C, 5.000%, 8/01/19	No Opt. Call	AAA	$618,595

1,180	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Series 2010A, 4.000%, 2/01/21	8/18 at 100.00	AAA	1,301,788

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AAA	647,584

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,082,120

1,605	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	Baa1	1,770,235

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	Baa1	1,116,950

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/18	No Opt. Call	Baa1	1,114,200

575	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	Baa1	640,665

520	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement, Refunding Series 2010A, 4.000%, 2/01/18	No Opt. Call	AAA	600,548

500	Robbinsdale Independent School District, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	561,995

1,140	Rochester, Minnesota, General Obligation Waste Water Bonds, Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,293,398

1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 – AGM Insured	2/16 at 100.00	AA+	1,103,470

	Saint Peter, Minnesota, General Obligation Bonds, Hospital Crossover, Refunding Series 2010A:
550	3.000%, 9/01/18 – AGM Insured	No Opt. Call	AA+	572,770
515	3.150%, 9/01/19 – AGM Insured	No Opt. Call	AA+	535,909
585	3.300%, 9/01/20 – AGM Insured	9/19 at 100.00	AA+	604,603

400	Todd, Morrison, Cass and Wadena Counties United Hospital District, Minnesota, General Obligation Bonds, Lakewood Health System, Series 2004, 4.000%, 12/01/13	No Opt. Call	A2	429,012

	Wadena-Deer Creek Independent School District2155, Wadena, Otter Tail, and Todd Counties, Minnesota, General Obligation bonds, Series 2010:
430	4.000%, 2/01/18	2/17 at 100.00	AAA	483,053
410	4.000%, 2/01/19	2/17 at 100.00	AAA	454,272

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AAA	725,696

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19	2/18 at 100.00	AAA	225,192
37,885	Total Tax Obligation/General			42,143,155
	Tax Obligation/Limited – 7.5%

1,890	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AAA	2,155,621

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
555	4.375%, 12/15/22	12/17 at 100.00	AA+	606,032
1,000	5.000%, 12/15/29	No Opt. Call	AA+	1,075,490

	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2006-1A:
480	4.550%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	507,667
505	4.625%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A+	543,951

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+		$2,153,280

1,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R		932,620

1,040	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.000%, 2/01/17	3/12 at 102.00	N/R		1,030,245

570	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.300%, 2/01/21	2/14 at 100.00	N/R		539,226

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA+		1,287,029

1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2004, 4.250%, 1/01/15	1/14 at 100.00	A2		1,062,210

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
465	4.500%, 2/01/16	No Opt. Call	BBB+		506,906
385	4.500%, 2/01/17	2/16 at 100.00	BBB+		414,660

885	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/13 – NPFG Insured	No Opt. Call	A3		927,878

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
180	4.500%, 12/01/19	12/17 at 100.00	AA+		199,222
290	4.500%, 12/01/20	12/17 at 100.00	AA+		316,599

2,415	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Building at Cedar Street, Series 2002, 5.000%, 12/01/19	12/12 at 100.00	AA+		2,519,014

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
315	4.000%, 2/01/18	No Opt. Call	A+		343,451
325	4.000%, 2/01/19	No Opt. Call	A+		351,153
340	4.100%, 2/01/20	No Opt. Call	A+		366,972
16,825	Total Tax Obligation/Limited				17,839,226
	Transportation – 4.9%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA–		1,101,670
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–		1,156,740
500	5.000%, 1/01/21	1/19 at 100.00	AA–		570,845

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2003A:
1,000	5.000%, 1/01/19 – NPFG Insured	1/13 at 100.00	A		1,036,030
2,200	5.000%, 1/01/20 – NPFG Insured	1/13 at 100.00	A		2,251,634

2,125	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2005B, 5.000%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	A		2,213,485

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+		854,016
895	4.125%, 8/01/23	8/18 at 102.00	A+		927,292
935	4.250%, 8/01/24	8/18 at 102.00	A+		963,686
575	4.250%, 8/01/25	8/18 at 102.00	A+		587,190
11,035	Total Transportation				11,662,588
	U.S. Guaranteed – 9.8% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
730	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA	(4)	789,342
495	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA	(4)	535,239

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$2,045	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R	(4)	$2,292,977

	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, Series 2001A:
2,340	5.000%, 2/01/18 (Pre-refunded 2/01/12) – NPFG Insured	2/12 at 100.00	Aa2	(4)	2,386,894
2,565	5.000%, 2/01/19 (Pre-refunded 2/01/12)	2/12 at 100.00	Aa2	(4)	2,616,403

1,030	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Series 2001B, 5.000%, 2/01/15 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	Aa1	(4)	1,046,768

1,260	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa2	(4)	1,329,678

345	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.500%, 11/01/13 (ETM)	No Opt. Call	N/R	(4)	371,417

445	Minneapolis, Minnesota, Blake School Project, Series 2001, 5.000%, 9/01/12 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	445,000

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2002A:
2,500	6.000%, 11/15/23 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+	(4)	2,672,275
1,300	5.750%, 11/15/32 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+	(4)	1,385,683

605	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series 2002A, 5.000%, 5/15/12 (ETM)	No Opt. Call	A	(4)	625,667

	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Series 2002:
3,450	5.000%, 4/01/15 (Pre-refunded 4/01/12) – FGIC Insured	4/12 at 100.00	Aa2	(4)	3,532,800
2,510	5.000%, 4/01/16 (Pre-refunded 4/01/12) – FGIC Insured	4/12 at 100.00	Aa2	(4)	2,570,240

500	Pequot Lakes Independent School District 186, Minnesota, General Obligation Bonds, Series 2002, 5.125%, 2/01/18 (Pre-refunded 2/01/12) – FGIC Insured	2/12 at 100.00	AAA		509,010
22,120	Total U.S. Guaranteed				23,109,393
	Utilities – 9.6%

1,000	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 4.200%, 10/01/15	No Opt. Call	A3		1,109,610

2,230	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22 – RAAI Insured	7/14 at 100.00	A2		2,308,117

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA+		530,210

	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A:
315	3.500%, 7/01/16 – AGC Insured	No Opt. Call	AA+		343,725
275	3.500%, 7/01/17 – AGC Insured	No Opt. Call	AA+		300,295
340	3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA+		372,378

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A3		466,880
1,000	5.250%, 10/01/22	10/17 at 100.00	A3		1,111,190

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
380	5.000%, 1/01/13 – AMBAC Insured	No Opt. Call	A2		401,618
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2		535,417
1,000	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA+		1,158,570

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 – AGC Insured	No Opt. Call	AA+		2,256,760

2,830	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A2		3,268,169

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/15 at 100.00	Aa3	$317,450

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	2,604,035
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	3,534,900

2,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.250%, 1/01/14 – AMBAC Insured	No Opt. Call	A+	2,194,789
23,545	Total Utilities			22,814,113
	Water and Sewer – 0.2%

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA+	564,215
$222,090	Total Municipal Bonds (cost $220,561,811)			234,577,270

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

229,134	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$229,135
	Total Short-Term Investments (cost $229,135)			229,135
	Total Investments (cost $220,790,946) – 99.2%			234,806,405
	Other Assets Less Liabilities – 0.8%			1,951,946
	Net Assets – 100%			$236,758,351

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$234,577,270	$—	$234,577,270
Short-Term Investments	229,135	—	—	229,135
Total	$229,135	$234,577,270	$—	$234,806,405

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2011

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $220,790,946.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,425,015
Depreciation	(409,556)
Net unrealized appreciation (depreciation) of investments	$14,015,459

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

(ETM)	Escrowed to maturity.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.9%

	Consumer Staples – 1.1%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,851,102
	Education and Civic Organizations – 15.3%

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	N/R	1,483,755

1,750	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.600%, 11/01/30	11/18 at 102.00	BBB–	1,600,078

4,000	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.875%, 8/01/25	8/18 at 100.00	BBB	3,800,320

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,732,349
820	5.500%, 5/01/27	5/17 at 100.00	N/R	821,509
1,500	5.500%, 5/01/37	5/17 at 100.00	N/R	1,444,035

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	1,951,633

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,040,750

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	672,456
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,101,780

30	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K, 5.000%, 5/01/26	5/15 at 100.00	Baa2	30,500

155	Minnesota Higher Education Facilities Authority, Revenue Bonds, Vermillion Community College, Series 1993-3-T, 6.000%, 1/01/13	1/12 at 100.00	N/R	156,321

1,885	Moorhead, Minnesota, Golf Course Revneue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	11/11 at 100.00	N/R	1,851,409

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,139,280

2,550	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,014,883

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,757,186
24,915	Total Education and Civic Organizations			24,598,244
	Health Care – 23.1%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,315,872

2,000	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31	4/12 at 101.00	BBB	1,903,940

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A3	2,431,225

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,500	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,503,645
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,019,740

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	3,327,990

2,275	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,372,302

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA+	$1,036,600

125	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	11/11 at 100.00	A	125,271

1,000	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	12/12 at 100.00	N/R	978,530

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	N/R	1,723,205

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A2	1,034,220

1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.750%, 7/01/30	7/18 at 100.00	A	1,032,370

2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	A	2,022,420

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	A3	1,906,760

3,050	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009-A1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,152,419

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	2,073,864

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,229,250

2,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	BBB	1,976,320

500	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.250%, 5/15/18	11/11 at 100.00	A3	500,675

800	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/30	11/15 at 100.00	BB+	782,096

900	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB	846,990

1,800	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,718,262
37,055	Total Health Care			37,013,966
	Housing/Multifamily – 3.8%

1,980	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Ebenezer Project, Series 2000, 5.900%, 4/20/42	10/11 at 100.00	Aaa	2,015,680

2,000	Maplewood, Minnesota, Mutifamily Housing Revenue Refunding Bonds, Carefree Cottages of Maplewood III Project, Series 2004, 4.800%, 4/15/34 (Mandatory put 4/15/19) (Alternative Minimum Tax)	4/14 at 100.00	Aaa	2,038,120

865	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	10/15 at 100.00	Aaa	866,730

1,350	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,123,605
6,195	Total Housing/Multifamily			6,044,135
	Housing/Single Family – 3.2%

568	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	566,902

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$750	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.700%, 1/01/31	7/21 at 100.00	Aaa	$767,760

350	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2002B, 5.650%, 7/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA+	350,161

3,465	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	3,424,771
5,133	Total Housing/Single Family			5,109,594
	Industrials – 0.5%

340	Little Canada, Minnesota, Commercial Development Revenue Refunding Bonds, RLF Minnesota Project, Series 1993, 7.100%, 4/01/13	4/12 at 100.00	N/R	340,449

500	Minnesota Agricultural and Economic Development Board, Small Business Development Loan Program Revenue Bonds, Refunding Series 2002A-1, 5.550%, 8/01/16 (Alternative Minimum Tax)	11/11 at 100.00	N/R	497,935
840	Total Industrials			838,384
	Long-Term Care – 6.6%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/15 at 102.00	N/R	1,477,515

850	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/14 at 100.00	N/R	729,683

1,450	Golden Valley, Minnesota, Revenue Bonds, Covenant Retirement Communities, Inc., Series 1999A, 5.500%, 12/01/29	12/11 at 100.00	BBB+	1,376,253

1,620	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.650%, 4/01/41	4/14 at 101.00	N/R	1,365,158

1,600	New Hope, Minnesota, Housing and Health Care Facilities Revenue Bonds, Minnesota Masonic Home North Ridge Project, Series 1999, 5.750%, 3/01/15	11/11 at 100.00	N/R	1,562,720

1,100	Rochester, Minnesota, Health Care and Housing Revenue Refunding Bonds, Samaritan Bethany, Inc. Project, Series 2009A, 7.375%, 12/01/41	12/19 at 100.00	N/R	1,117,787

1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	893,783

2,190	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	No Opt. Call	N/R	1,996,530
11,410	Total Long-Term Care			10,519,429
	Materials – 0.7%

1,130	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	1,186,715
	Tax Obligation/General – 10.0%

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	11,766,500

1,430	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.500%, 2/01/22	2/18 at 100.00	Aa2	1,584,068

	Independent School District 625, St. Paul, Minnesota, General Obligation Bonds, School Building Series 2011A:
795	4.000%, 2/01/31	2/21 at 100.00	AAA	805,892
1,880	4.000%, 2/01/32	2/21 at 100.00	AAA	1,894,213
14,105	Total Tax Obligation/General			16,050,673
	Tax Obligation/Limited – 4.2%

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AAA	2,281,080

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3		$595,384

400	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.650%, 2/01/27	2/14 at 100.00	N/R		364,276

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
1,000	5.000%, 2/01/28	2/16 at 100.00	BBB+		1,014,990
1,890	5.000%, 2/01/31	2/16 at 100.00	BBB+		1,903,306

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+		524,645
6,375	Total Tax Obligation/Limited				6,683,681
	Transportation – 9.1%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R		1,025,790

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–		4,456,080

6,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007A, 5.000%, 1/01/24 – AMBAC Insured	1/17 at 100.00	AA–		6,453,780

	St. Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+		1,118,899
1,500	5.000%, 8/01/35	8/18 at 102.00	A+		1,524,210
13,570	Total Transportation				14,578,759
	U.S. Guaranteed – 3.3% (4)

1,065	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System - St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R	(4)	1,190,894

	Marshall, Minnesota, Revenue Bonds, Weiner Memorial Medical Center, Series 2003A:
305	5.250%, 11/01/16 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R	(4)	333,249
875	5.850%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R	(4)	967,278

2,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%, 7/01/25 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(4)	2,269,140

410	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa		536,657
4,655	Total U.S. Guaranteed				5,297,218
	Utilities – 17.1%

45	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A, 6.100%, 10/01/30	11/11 at 100.00	A3		45,063

5,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A3		5,232,000

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A2		2,113,680

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	A3		2,057,780

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$2,000	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	$1,573,220
1,765	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,247,820
3,000	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	1,860,570
11,000	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	6,407,610
4,770	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	2,618,156
6,100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	3,156,381
2,300	0.000%, 1/01/27 – NPFG Insured	No Opt. Call	A+	1,123,089
39,980	Total Utilities			27,435,369
	Water and Sewer – 0.9%

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,505,685
$168,663	Total Municipal Bonds (cost $152,469,421)			158,712,954

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

362,053	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$362,053
	Total Short-Term Investments (cost $362,053)			362,053
	Total Investments (cost $152,831,474) – 99.1%			159,075,007
	Other Assets Less Liabilities – 0.9%			1,384,704
	Net Assets – 100%			$160,459,711

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$158,712,954	$—	$158,712,954
Short-Term Investments	362,053	—	—	362,053
Total	$362,053	$158,712,954	$—	$159,075,007

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2011

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $152,831,474.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$8,409,027
Depreciation	(2,165,494)
Net unrealized appreciation (depreciation) of investments	$6,243,533

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

(ETM)	Escrowed to maturity.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.3%

	Education and Civic Organizations – 7.2%

$1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	AA+	$1,053,280

1,025	Kansas City Metropolitan Junior College District Certificates of Participation, Missouri, Series 2008, 4.500%, 7/01/21	7/17 at 100.00	Aa2	1,122,765

1,000	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA+	1,017,850

1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17	No Opt. Call	Baa2	1,302,765

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
1,000	6.500%, 10/01/30	10/18 at 103.00	BBB	1,071,750
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB	1,371,708

3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Seres 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	3,277,590

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	1,093,150

600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	615,132
11,110	Total Education and Civic Organizations			11,925,990
	Health Care – 21.3%

2,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38	8/18 at 100.00	A3	2,032,500

1,025	Boone County, Missouri, Hospital Revenue Bonds, Series 2002, 5.050%, 8/01/20	8/12 at 100.00	A3	1,036,911

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	A+	266,595
200	5.125%, 6/01/24	6/19 at 100.00	A+	210,266
500	5.500%, 6/01/29	6/19 at 100.00	A+	515,860
2,000	5.750%, 6/01/39	6/19 at 100.00	A+	2,070,540

245	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2002, 5.625%, 6/01/22	6/12 at 100.00	N/R	246,551

2,000	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.500%, 5/01/27	11/16 at 100.00	N/R	1,899,160

1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	N/R	769,950

495	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA	534,813

	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	N/R	1,145,290
1,000	5.750%, 9/01/23	9/19 at 100.00	N/R	1,021,840

850	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.375%, 9/01/19	9/13 at 102.00	BBB+	888,378

1,835	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	1,865,278

2,000	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/24	2/15 at 102.00	BBB+	2,037,160

2,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	2,563,350

2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2003B, 5.500%, 11/15/32 – AGM Insured	11/18 at 100.00	AA+	2,136,360

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2010A:
$485	5.250%, 11/15/25	11/20 at 100.00	A+	$519,159
500	5.000%, 11/15/30	11/20 at 100.00	A+	513,325

2,310	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/12	No Opt. Call	Aaa	2,404,133

2,300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Jefferson Memorial Hospital Obligated Group, Refunding and Improvement Series 2004, 5.000%, 8/15/19 – RAAI Insured	8/14 at 100.00	Baa2	2,348,346

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA–	2,036,540

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B, 5.000%, 6/01/30	6/20 at 100.00	AA–	1,563,570

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25 (WI/DD, Settling 9/08/11)	12/21 at 100.00	A+	1,051,880

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2005, 5.625%, 12/01/35	12/15 at 100.00	N/R	831,390

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	N/R	960,390

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
125	4.250%, 11/15/14	No Opt. Call	N/R	118,575
670	5.000%, 11/15/27	11/16 at 100.00	N/R	564,455
1,300	5.000%, 11/15/35	11/16 at 100.00	N/R	1,017,536
35,210	Total Health Care			35,170,101
	Housing/Multifamily – 0.8%

1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aaa	1,333,112
	Housing/Single Family – 0.7%

485	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006B, 4.800%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	AA+	483,458

245	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006C-1, 5.000%, 9/01/37 (Alternative Minimum Tax)	9/15 at 100.00	AA+	246,012

360	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	364,702
1,090	Total Housing/Single Family			1,094,172
	Industrials – 1.0%

	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc Project, Series 2007:
1,500	4.250%, 3/01/22 (Alternative Minimum Tax)	3/15 at 100.00	Ba2	1,277,745
500	4.250%, 3/01/24 (Alternative Minimum Tax)	3/15 at 100.00	Ba2	407,705
2,000	Total Industrials			1,685,450
	Long-Term Care – 6.8%

2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.250%, 2/01/24	2/14 at 100.00	N/R	2,001,560

500	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	N/R	419,100

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
$500	5.500%, 5/15/17	No Opt. Call	N/R	$512,960
500	5.750%, 5/15/31	5/17 at 100.00	N/R	457,575

1,500	Kirkwood Industrial Development Authority, Missouri Retirement Community Revenue Bonds, Aberdeen Heights Project, Series 2010C, 7.000%, 11/15/15	5/12 at 100.00	N/R	1,504,575

1,035	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.000%, 8/15/14	No Opt. Call	N/R	1,089,006

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	N/R	1,163,013

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	No Opt. Call	N/R	1,386,345

325	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/18	2/17 at 100.00	N/R	338,829

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
500	5.375%, 9/01/21	9/17 at 100.00	N/R	503,770
2,000	5.500%, 9/01/28	9/17 at 100.00	N/R	1,888,240
11,610	Total Long-Term Care			11,264,973
	Materials – 0.5%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BB+	890,320
	Tax Obligation/General – 7.9%

	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
680	5.000%, 3/01/30	3/21 at 100.00	A+	729,694
1,000	4.750%, 3/01/31	3/21 at 100.00	A+	1,050,320

850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA–	907,987

2,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	No Opt. Call	AA	2,150,680

1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,069,410

1,015	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007, 5.250%, 3/01/25 – AGM Insured	3/17 at 100.00	AA+	1,105,924

685	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	718,017

200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA–	211,994

1,000	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	1,012,810

690	Richmond Heights, Missouri, General Obligation Bonds, Manhasset Village Nieghboorhood, Series 2006, 4.500%, 4/01/26	4/14 at 100.00	N/R	697,266

1,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2009, 5.000%, 3/01/27	3/19 at 100.00	AA+	1,098,540

5,000	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Improvement and Refunding Bonds, Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	2,329,650
15,120	Total Tax Obligation/General			13,082,292

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 31.4%

	Belton, Missouri, Certificates of Participation, Series 2007:
$600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	Baa1	$631,026
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	Baa1	256,303

355	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A	367,233

1,000	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	1,052,910

1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,021,452

1,425	Clay County Public Building Authority, Leasehold Revenue Refunding Bonds, Clay County, Missouri, Series 1998A, 5.125%, 5/15/14 – AGM Insured	11/11 at 100.00	AA+	1,430,287

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26	8/14 at 100.00	N/R	194,106
1,700	5.250%, 8/01/31	8/14 at 100.00	N/R	1,591,285

1,000	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 5.000%, 4/01/14	No Opt. Call	N/R	1,074,890

	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	11/13 at 100.00	A+	352,624
715	4.500%, 11/01/22	11/13 at 100.00	A+	724,981

	Hazelwood School District, St Louis County, Missouri, Certificates of Participation, Energy Improvements Project, Series 2006:
515	4.500%, 3/01/17	3/16 at 100.00	A+	566,160
445	4.500%, 3/01/18	3/16 at 100.00	A+	483,190

1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB+	1,894,424

3,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 – AMBAC Insured	12/16 at 100.00	Aa3	3,089,730

	Kansas City Industrial Development Authority, Missouri, Infrastructure Revenue Bonds, NNSA National Security Campus Project, MoDot Funded Transportation Improvements, Series 2010:
1,250	4.000%, 9/01/13	No Opt. Call	N/R	1,276,675
1,115	4.000%, 9/01/14	No Opt. Call	N/R	1,142,351

2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	864,720

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	491,375

280	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 5.000%, 6/01/21	6/16 at 100.00	N/R	282,450

200	Kansas City, Missouri, Industrial Development Authority, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	202,830

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson City, Series 2003A:
1,000	5.000%, 12/01/17	12/12 at 100.00	A	1,027,920
750	5.375%, 12/01/22	12/12 at 100.00	A	763,920

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25	4/17 at 100.00	A–	1,038,620

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.000%, 3/01/25	3/18 at 100.00	A–	1,023,500

1,010	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Eastland Center Project, Refunding Series 2007A, 4.250%, 4/01/15	No Opt. Call	A–	1,086,558

1,000	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/27	10/13 at 100.00	AA+	1,035,680

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Missouri State Board of Public Building, State Office Buildings Special Obligation Bonds, Series 2001A:
$3,000	5.000%, 5/01/24 – NPFG Insured	9/11 at 100.00	AA+		$3,010,050
5,000	5.125%, 5/01/26	9/11 at 100.00	AA+		5,015,000

1,000	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2010, 3.000%, 3/01/18	3/17 at 100.00	A–		1,041,280

1,455	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R		1,234,742

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K, 5.000%, 7/01/17	7/15 at 100.00	Baa1		1,061,440

1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		1,587,960

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,530	6.000%, 8/01/39	8/20 at 100.00	A+		1,628,731
1,000	5.250%, 8/01/41	8/20 at 100.00	A+		994,720

1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+		1,010,580

1,400	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A		1,416,422

1,000	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A		1,037,340

	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20	4/17 at 100.00	A		536,155
390	4.750%, 4/01/21	4/17 at 100.00	A		414,925

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA+		437,280
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA+		407,290
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA+		379,860
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA+		348,250

2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa2		2,151,940

1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA+		1,646,455

520	Union, Missouri, Certificates of Participation, Series 2006A, 5.200%, 7/01/23	7/14 at 100.00	N/R		528,856
54,260	Total Tax Obligation/Limited				51,856,476
	Transportation – 2.0%

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A–		2,203,960

1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+		1,073,290
3,000	Total Transportation				3,277,250
	U.S. Guaranteed – 3.9% (4)

1,255	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2002, 5.625%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	1,304,347

4,000	Kansas City, Missouri, Special Facility Revenue Bonds, MCI Overhaul Base Project, Series 2005G, 4.750%, 9/01/28 (Pre-refunded 9/01/15) (Alternative Minimum Tax)	9/15 at 100.00	AA–	(4)	4,566,600

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$500	St. Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Series 2003, 6.625%, 11/15/35 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	$566,435
5,755	Total U.S. Guaranteed				6,437,382
	Utilities – 5.3%

1,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 5.000%, 1/01/28 – AMBAC Insured	1/16 at 100.00	A3		1,034,740

	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006:
1,500	5.000%, 1/01/16 – NPFG Insured	No Opt. Call	Baa1		1,655,655
375	5.000%, 1/01/17 – NPFG Insured	1/16 at 100.00	Baa1		407,633
2,545	5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	Baa1		2,545,814

2,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39	1/16 at 100.00	A3		2,123,260

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	A3		1,025,590
8,420	Total Utilities				8,792,692
	Water and Sewer – 9.5%

500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A		532,445

	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21	10/17 at 100.00	AA		454,724
445	5.000%, 10/01/23	10/17 at 100.00	AA		495,321
500	5.125%, 10/01/30	10/17 at 100.00	AA		535,525

1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2		1,263,798

	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010:
745	4.125%, 12/01/24	12/17 at 100.00	AA–		772,215
500	4.250%, 12/01/25	12/17 at 100.00	AA–		518,445

2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA		2,131,897

500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	No Opt. Call	AA+		544,709

1,500	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Refunding Series 2009, 6.750%, 6/15/35	6/16 at 100.00	A–		1,570,139

500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38	5/17 at 100.00	AA+		548,324

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A–		1,024,630

500	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A–		517,625

470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	11/11 at 100.00	Aaa		471,612

410	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	1/16 at 100.00	Aaa		445,190

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa		1,161,560

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$110	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program – Multi-Participants, Series 1998B, 5.250%, 1/01/15	11/11 at 100.00	Aaa	$110,440

2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	1,893,657

590	Taney County Public Water Supply District 3, Missouri, Certificates of Participation, Refundind Series 2010, 4.500%, 7/01/25	7/15 at 101.00	A+	601,953
15,110	Total Water and Sewer			15,594,209
$164,975	Total Municipal Bonds (cost $157,982,766)			162,404,419

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

2,190,594	First American Tax Free Obligations Fund, Class Z, 0.002% (5)			$2,190,594
	Total Short-Term Investments (cost $2,190,594)			2,190,594
	Total Investments (cost $160,173,360) – 99.6%			164,595,013
	Other Assets Less Liabilities – 0.4%			579,485
	Net Assets – 100%			$165,174,498

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$162,404,419	$—	$162,404,419
Short-Term Investments	2,190,594	—	—	2,190,594
Total	$2,190,594	$162,404,419	$—	$164,595,013

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

August 31, 2011

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $160,173,360.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$6,753,726
Depreciation	(2,332,073)
Net unrealized appreciation (depreciation) of investments	$4,421,653

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.6%

	Education and Civic Organizations – 28.3%

$990	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	$998,940

1,000	Douglas County Hospital Authority 2, Nebraska, Healthcare Revenue Bonds, Boys Town Project, Series 2008, 4.750%, 9/01/28	9/18 at 100.00	AA+	1,037,670

	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A:
1,000	5.600%, 7/01/25	7/20 at 100.00	A3	1,104,310
1,000	5.500%, 7/01/30	7/20 at 100.00	A3	1,060,190

665	Douglas County, Nebraska, Zoo Facilities Revenue Bonds, O’Maha’s Henry Doory Zoo Project, Refunding Series 2005, 4.750%, 9/01/24	4/15 at 100.00	A–	685,229

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	546,265

500	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	521,995

2,690	Nebraska Educational Finance Authority, Revenue Bonds, Concordia University Project, Refunding Series 2007, 5.000%, 10/01/37	10/15 at 100.00	N/R	2,244,859

605	Nebraska Educational Finance Authority, Revenue Bonds, Wesleyan University, Refunding Series 2002, 5.000%, 4/01/17 – RAAI Insured	4/12 at 100.00	N/R	610,003

500	University of Nebraska Facilities Corporation, Medical Center Facilities Revenue Bonds, Series 2002, 5.000%, 2/15/15	2/12 at 100.00	Aa1	510,190

500	University of Nebraska, Lincoln, Athletic Revenue Bonds, Lincoln Memorial Stadium Project, Series 2004A, 5.000%, 11/01/15	5/14 at 100.00	Aa3	547,715

750	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Series 2003, 5.000%, 7/01/22	1/13 at 100.00	Aa1	783,945

1,000	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,050,740

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32	5/17 at 100.00	Aa1	366,314

500	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Series 2003, 5.000%, 5/15/23	11/13 at 100.00	Aa1	538,525
12,550	Total Education and Civic Organizations			12,606,890
	Health Care – 10.2%

1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.000%, 8/15/28	8/17 at 100.00	A2	1,063,090

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008:
275	5.750%, 11/01/28	11/18 at 100.00	A–	284,262
1,000	5.500%, 11/01/38	11/18 at 100.00	A–	994,330

600	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	541,128

600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30	2/16 at 100.00	A–	601,872

	Nebraska Investment Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center Project, Series 2002:
250	5.200%, 11/15/16 – RAAI Insured	5/12 at 100.00	A	255,240
805	5.300%, 11/15/17 – RAAI Insured	5/12 at 100.00	A	820,480
4,530	Total Health Care			4,560,402
	Housing/Multifamily – 1.2%

520	Omaha Housing Authority, Nebraska, Multifamily Housing Revenue Bonds, GNMA Mortgage Backed Securities Program – Timbercreek Apartments Project, Series 2001, 5.150%, 11/20/22	10/11 at 100.00	N/R	520,515

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 4.8%

$2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 5.700%, 9/01/31	9/20 at 100.00	AA+	$2,160,640
	Long-Term Care – 10.1%

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	268,743

100	Colorado Health Facilities Authority, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	93,995

275	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/37	5/17 at 100.00	N/R	210,650

200	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	190,730

3,090	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	N/R	3,121,456

600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/25	9/14 at 100.00	A–	596,838
4,515	Total Long-Term Care			4,482,412
	Materials – 0.7%

300	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative Minimum Tax)	11/12 at 101.00	A	307,341
	Tax Obligation/General – 8.8%

195	Buffalo County, Nebraska, General Obligation Bonds, Series 2008, 6.000%, 12/15/28 – AGC Insured	11/13 at 102.00	AA+	207,946

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32	12/11 at 100.00	Aa2	360,546

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2009, 6.000%, 6/15/28	1/14 at 100.00	AA–	525,485

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28	10/18 at 100.00	AAA	523,949

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2011A, 5.750%, 7/01/41	7/21 at 100.00	Baa1	987,960

375	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	379,804

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	262,458

650	Saunders County, Nebraska, General Obligation Bonds, Series 2006, 5.000%, 11/01/30 – AGM Insured	1/12 at 100.00	AA+	652,802
3,770	Total Tax Obligation/General			3,900,950
	Tax Obligation/Limited – 5.7%

500	Lincoln-West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	536,785

750	Lincoln-Lancaster County, Nebraska, Public Building Commission Tax Supported Lease Rental Revenue Building Bonds, Refunding Series 2005, 4.500%, 10/15/26	4/15 at 100.00	Aaa	770,265

500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2002A, 5.125%, 2/01/32	2/12 at 101.00	AA+	506,845

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	710,632
2,400	Total Tax Obligation/Limited			2,524,527

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 1.1% (4)

$500	Madison County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Faith Regional Health Services Project, Series 2002, 5.500%, 7/01/21 (Pre-refunded 1/01/12) – RAAI Insured	1/12 at 100.00	N/R	(4)	$508,475
	Utilities – 25.4%

1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB		999,940

750	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	Ba3		745,200

750	City of Grand Island, Nebraska, Electric System Revenue Bonds, Series 2001, 5.125%, 8/15/16 – NPFG Insured	11/11 at 100.00	AA		752,858

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2		612,571

250	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2003, 5.000%, 9/01/26	9/13 at 100.00	AA		263,145

150	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+		159,786

500	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1		518,495

100	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 – FGIC Insured	1/16 at 100.00	A1		101,687

1,045	Nebraska Utility Corporation, Revenue Bonds, University of Nebraksa Lincoln Project, Series 2001, 5.250%, 1/01/15	1/12 at 100.00	Aa1		1,062,807

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,000	5.500%, 2/01/33	No Opt. Call	Aa1		1,092,690
1,200	5.500%, 2/01/35	No Opt. Call	Aa1		1,303,415

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	A3		1,025,589

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28	12/18 at 100.00	AA–		1,656,839

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R		1,012,559
10,830	Total Utilities				11,307,581
	Water and Sewer – 2.3%

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	5.000%, 7/01/25 – AGC Insured	No Opt. Call	AA+		519,305
500	6.000%, 7/01/38	7/18 at 100.00	Baa2		501,895
1,000	Total Water and Sewer				1,021,200
$42,915	Total Municipal Bonds (cost $42,215,489)				43,900,933

Shares	Description (1)				Value
	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

59,497	First American Tax Free Obligations Fund, Class Z, 0.002% (5)				$59,497
	Total Short-Term Investments (cost $59,497)				59,497
	Total Investments (cost $42,274,986) – 98.7%				43,960,430
	Other Assets Less Liabilities – 1.3%				576,324
	Net Assets – 100%				$44,536,754

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2011

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$43,900,933	$—	$43,900,933
Short-Term Investments	59,497	—	—	59,497
Total	$59,497	$43,900,933	$—	$43,960,430

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $42,274,986.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,915,872
Depreciation	(230,428)
Net unrealized appreciation (depreciation) of investments	$1,685,444

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.3%

	Consumer Staples – 0.3%

$200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	6/17 at 100.00	Baa3	$151,022
	Education and Civic Organizations – 13.5%

400	Ohio Higher Education Facilities Commission, Revenue Bonds, College of Wooster Project, Series 2005, 5.000%, 9/01/20	9/15 at 100.00	A1	428,464

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 5.000%, 4/01/19	4/16 at 100.00	A3	1,083,240

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	A3	1,021,540

	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2005:
250	5.000%, 5/01/20	5/15 at 100.00	Baa2	252,315
1,000	5.000%, 5/01/26	5/15 at 100.00	Baa2	950,040

505	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba1	436,320

645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A	687,957

500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A–	508,940

750	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.000%, 12/01/13	No Opt. Call	A–	808,815

500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	537,000

250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	251,683
6,800	Total Education and Civic Organizations			6,966,314
	Health Care – 23.6%

	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
100	5.250%, 6/01/38	6/20 at 100.00	AA–	100,409
250	5.000%, 6/01/38	6/20 at 100.00	AA–	243,153

500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010B, 4.125%, 9/01/20	No Opt. Call	AA–	521,200

750	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	BBB+	795,368

345	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2003, 5.000%, 6/15/22 – RAAI Insured	6/12 at 100.00	Baa2	339,135

750	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.000%, 11/01/34	11/19 at 100.00	Aa2	757,965

365	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 4.750%, 11/01/23	11/18 at 100.00	Aa2	385,852

640	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA	640,461

500	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2010C, 4.500%, 12/01/37	12/20 at 100.00	AA	459,535

750	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	Baa1	733,815

350	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.500%, 10/01/17	10/12 at 100.00	AA–	365,953

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$400	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D, 5.000%, 11/15/38	11/18 at 100.00	AA–	$396,444

575	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	620,477

500	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	506,820

750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	AA	754,223

100	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	109,117

500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	518,955

1,990	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	2,073,859

535	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	535,920

500	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.500%, 12/01/28	12/18 at 100.00	A	511,345

800	Scioto County, Ohio, Hospital Facilities Refunding Revenue Bonds, Southern Ohio Medical Center, Series 2008, 5.750%, 2/15/38	2/18 at 100.00	A2	808,992
11,950	Total Health Care			12,178,998
	Housing/Multifamily – 1.0%

500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC – Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB–	487,855
	Housing/Single Family – 3.9%

440	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 2006E, 4.850%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aaa	444,338

600	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2008F, 5.450%, 9/01/33	3/18 at 100.00	Aaa	630,090

880	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	914,927
1,920	Total Housing/Single Family			1,989,355
	Long-Term Care – 4.1%

500	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	503,935

800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	7/15 at 100.00	BBB	758,960

400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	373,536

500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	497,740
2,200	Total Long-Term Care			2,134,171
	Tax Obligation/General – 22.2%

300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement, Refunding Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	357,138

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006:
535	5.250%, 12/01/19 – NPFG Insured	No Opt. Call	Aa2	648,752
380	5.250%, 12/01/27 – NPFG Insured	No Opt. Call	Aa2	448,104

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$150	Cincinnati, Ohio, Various Purpose General Obligation Bonds, Series 2009A, 4.500%, 12/01/29	6/19 at 100.00	AA+	$157,446

1,320	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2009B, 5.000%, 12/01/27	12/19 at 100.00	AA	1,444,410

750	Cuyahoga Falls, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2009, 4.250%, 12/01/34	12/17 at 100.00	Aa2	765,023

500	Dayton City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2003D, 5.000%, 12/01/11 – NPFG Insured	No Opt. Call	A1	505,835

690	Franklin County, Ohio, General Obligation Bonds, Series 2007, 4.500%, 12/01/27	12/17 at 100.00	AAA	725,432

400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 – NPFG Insured	12/17 at 100.00	Aa1	428,872

1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 – AMBAC Insured	12/17 at 100.00	Aa2	1,093,020

	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Series 2008:
100	0.000%, 12/01/22	No Opt. Call	Aa2	63,807
1,000	5.375%, 12/01/33	12/18 at 100.00	Aa2	1,091,980

1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,250,090

600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2008, 5.000%, 12/01/28 – AGM Insured	6/18 at 100.00	Aa2	636,426

755	Sidney City School District, Shelby County, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/27 – NPFG Insured	12/17 at 100.00	Aa3	774,683

1,000	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/21	12/12 at 100.00	AAA	1,052,060
10,480	Total Tax Obligation/General			11,443,078
	Tax Obligation/Limited – 9.5%

750	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	N/R	771,855

475	Mahoning Career and Technology Center, Ohio, Certificate of Participation, Series 2009B, 4.750%, 12/01/36	12/17 at 100.00	AA–	485,403

	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	196,163
855	0.000%, 9/01/28	No Opt. Call	Aa2	361,409

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/20 – AGM Insured	2/15 at 100.00	AA+	1,121,270

500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	504,355

400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	363,960

1,000	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Series 2004A, 5.250%, 12/01/17	6/14 at 100.00	AA+	1,099,500
5,415	Total Tax Obligation/Limited			4,903,915
	Transportation – 2.0%

1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	A+	1,035,160

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 4.0% (4)

$1,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2002, 5.050%, 12/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		$1,036,570

1,000	Ohio, Common Schools General Obligation Bonds, Series 2002A, 5.125%, 9/15/22 (Pre-refunded 3/15/12)	3/12 at 100.00	AA+	(4)	1,026,760
2,000	Total U.S. Guaranteed				2,063,330
	Utilities – 7.1%

1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.000%, 2/15/31	2/18 at 100.00	A1		1,039,930

1,000	Hamilton, Ohio, Electric System Revenue Bonds, Refunding Series 2002A, 4.300%, 10/15/16 – AGM Insured	10/15 at 101.00	Aa3		1,129,240

500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2010A, 3.375%, 7/01/33 (Mandatory put 7/01/15)	No Opt. Call	BBB–		516,720

500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–		540,975

400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	A3		423,140
3,400	Total Utilities				3,650,005
	Water and Sewer – 7.1%

930	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of Greater Cincinnati, Series 2006A, 5.000%, 12/01/26 – NPFG Insured	No Opt. Call	AA+		997,016

450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3		464,440

250	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	A–		264,224

1,000	Montgomery County, Ohio, Water System Revenue Bonds, Greater Moraine Beaver District, Series 2002 Refunding, 5.375%, 11/15/16 – AMBAC Insured	11/12 at 100.00	N/R		1,034,729

700	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2007, 4.500%, 11/15/37 – NPFG Insured	No Opt. Call	AA+		685,705

200	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2010A, 5.000%, 6/01/30	12/19 at 100.00	AAA		217,957
3,530	Total Water and Sewer				3,664,071
$49,395	Total Municipal Bonds (cost $48,779,955)				50,667,274

Shares	Description (1)				Value
	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

412,405	First American Tax Free Obligations Fund, Class Z, 0.002% (5)				$412,405
	Total Short-Term Investments (cost $412,405)				412,405
	Total Investments (cost $49,192,360) – 99.1%				51,079,679
	Other Assets Less Liabilities – 0.9%				441,033
	Net Assets – 100%				$51,520,712

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

38	Nuveen Investments

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$50,667,274	$—	$50,667,274
Short-Term Investments	412,405	—	—	412,405
Total	$412,405	$50,667,274	$—	$51,079,679

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $49,192,360.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,275,400
Depreciation	(388,081)
Net unrealized appreciation (depreciation) of investments	$1,887,319

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.4%

	Education and Civic Organizations – 8.3%

$2,350	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2005A, 5.000%, 5/01/22 – RAAI Insured	5/15 at 100.00	BBB	$2,359,988

250	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Series 2009, 5.750%, 5/01/24	5/14 at 100.00	BBB	258,325

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,160,896

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	683,131
500	5.250%, 10/01/24	10/21 at 100.00	A–	552,300

1,000	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Refunding Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	Baa1	1,031,520

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	508,100

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,103,890

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
1,000	4.250%, 4/01/14	No Opt. Call	BBB+	1,062,730
250	5.000%, 4/01/17	No Opt. Call	BBB+	282,098
2,000	4.500%, 4/01/21	4/18 at 100.00	BBB+	2,115,440

200	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	203,636

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,131,557
11,900	Total Education and Civic Organizations			12,453,611
	Health Care – 13.9%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	A+	1,073,130

1,200	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Willamette Falls Hospital, Series 2002, 5.500%, 4/01/22 – RAAI Insured	4/12 at 100.00	Baa2	1,205,232

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	270,378

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%, 1/01/23	1/19 at 100.00	A3	1,819,965

960	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA+	1,006,301

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA+	2,087,948

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,875	5.000%, 9/01/21	9/19 at 100.00	A	2,078,456
440	4.500%, 9/01/21	9/19 at 100.00	A	472,472

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.250%, 10/01/22	10/14 at 100.00	AA	1,096,220

1,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A1	1,022,820

1,000	Oregon State Facilities Authority, Auction Rate Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,136,890

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Oregon State Facilities Authority, Oregon, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
$1,250	5.000%, 10/01/19	No Opt. Call	A–	$1,385,625
500	5.000%, 10/01/24	10/20 at 100.00	A–	525,685

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	A+	2,162,320
1,000	4.750%, 3/15/24	3/20 at 100.00	A+	1,032,730

1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A+	1,659,225

690	Umatilla County Health Facility Authority, Oregon, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.000%, 3/01/12	No Opt. Call	AA	706,367
19,065	Total Health Care			20,741,764
	Housing/Multifamily – 3.0%

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
750	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	754,230
500	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	502,590

705	Portland Housing Authority, Oregon, Housing Revenue Refundign Bonds, Yards at Union Station Project, Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	721,300

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
880	5.125%, 4/01/16	No Opt. Call	A+	1,016,884
1,355	6.250%, 4/01/23	4/18 at 100.00	A+	1,573,833
4,190	Total Housing/Multifamily			4,568,837
	Housing/Single Family – 1.0%

230	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004A, 4.050%, 1/01/18	7/13 at 100.00	Aa2	235,055

1,170	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2008D, 4.750%, 7/01/22	1/18 at 100.00	Aa2	1,227,950
1,400	Total Housing/Single Family			1,463,005
	Long-Term Care – 3.1%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinia Park, Series 2005, 5.125%, 10/01/24	10/15 at 100.00	N/R	876,000

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	N/R	838,200

	Multnomah County Hospital Facility Authority, Oregon, Revenue Bonds, Terwillger Plaza Project, Series 2009:
1,000	5.250%, 12/01/26	12/16 at 100.00	N/R	989,580
1,900	6.500%, 12/01/29	12/11 at 100.00	N/R	1,904,503
4,900	Total Long-Term Care			4,608,283
	Tax Obligation/General – 44.0%

	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A:
1,600	5.000%, 6/01/14 – AGM Insured	No Opt. Call	AA+	1,799,904
1,500	5.000%, 6/01/16 – AGM Insured	12/14 at 100.00	AA+	1,696,890

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa1	656,576
655	4.500%, 2/01/20	No Opt. Call	Baa1	716,616
255	5.000%, 2/01/21	No Opt. Call	Baa1	285,452

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
$1,000	4.000%, 6/15/19	No Opt. Call	AA+	$1,149,090
800	4.500%, 6/15/20	No Opt. Call	AA+	946,992

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24	6/18 at 100.00	AA+	1,154,340

	City of The Dalles, Wasco County, Oregon, General Obligation Bonds, Series 2008:
130	4.000%, 6/01/17	No Opt. Call	A+	146,090
140	4.000%, 6/01/18	No Opt. Call	A+	156,580
75	4.000%, 6/01/19	6/18 at 100.00	A+	82,671

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA	1,289,236

1,975	Clackamas County School District 115, Oregon, General Obligation Bond, Series 2006B, 4.500%, 6/15/21 – NPFG Insured	6/16 at 100.00	AA+	2,151,703

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 – AGM Insured	No Opt. Call	AA+	800,909
3,665	5.000%, 6/15/21 – AGM Insured	6/17 at 100.00	AA+	4,188,509
3,135	5.000%, 6/15/22 – AGM Insured	No Opt. Call	AA+	3,543,835

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,141,010

	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005:
1,000	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA+	1,127,440
1,305	5.000%, 6/15/21 – AGM Insured	6/15 at 100.00	AA+	1,471,309

1,755	Deschutes County, Oregon, General Obligation Bonds, Series 2002, 5.000%, 12/01/14 – AGM Insured	12/12 at 100.00	Aa2	1,855,842

3,030	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deffered Imterest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,022,495

1,000	Hillsboro School District 1J, Washington, Multnomah and Yamhill Counties, Oregon, General Obligation Refunding Bonds, Series 1998, 5.000%, 11/01/14	No Opt. Call	Aa2	1,141,570

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – NPFG Insured	No Opt. Call	Aa1	1,219,530

905	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	940,395

200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	245,636

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 – NPFG Insured	6/16 at 100.00	Aa1	1,407,012

1,000	McMinnville School District 40, Yamhill County, Oregon, General Obligation Bonds, Series 2001, 5.500%, 6/15/13 – AGM Insured	No Opt. Call	Aa3	1,093,400

1,000	Metro, Oregon, General Obligation Bonds, Series 2002, 5.250%, 9/01/14	9/11 at 101.00	AAA	1,014,090

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20	6/17 at 100.00	AAA	1,903,500

1,000	Multnomah-Clackamas Counties Centennial School District 28JT, Oregon, General Obligation Bonds, Series 2006, 0.000%, 6/01/16 – AMBAC Insured	12/11 at 83.27	A1	827,260

1,000	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,219,690

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA+	139,969

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	$1,833,255

	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	617,593
535	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	610,061
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	110,717

455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	472,267

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,082,120

1,250	Redmond School District 2J, Deshutes and Jefferson Counties, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/15/13 – NPFG Insured	No Opt. Call	Aa1	1,352,013

	Redmond, Oregon, General Obligation Bonds,Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	255,264
200	4.250%, 6/01/23	6/19 at 100.00	A1	208,742
500	4.625%, 6/01/29	6/19 at 100.00	A1	510,255

635	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	423,856

1,150	Salem-Keizer School District 24J, Marion County, Oregon, General Obligation Bonds, Series 2004, 5.000%, 6/15/14 – AGM Insured	No Opt. Call	AA+	1,293,819

	Sandy, Clackamas County, Oregon, General Obligation Bonds, Series 2010:
190	4.000%, 6/01/15	6/14 at 100.00	AA	206,416
150	4.000%, 6/01/16	6/14 at 100.00	AA	161,678
210	4.000%, 6/01/17	6/14 at 100.00	AA	224,505
240	4.000%, 6/01/18	6/14 at 100.00	AA	254,047
100	4.000%, 6/01/19	6/14 at 100.00	AA	105,180

1,030	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Bonds, Series 2000, 0.000%, 6/15/14	No Opt. Call	Aa3	983,403

1,000	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Refunding Bonds, Series 2001, 5.500%, 6/01/13 – FGIC Insured	No Opt. Call	Aa2	1,089,360

870	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Series 1998, 5.750%, 3/01/13 – NPFG Insured	No Opt. Call	Aa1	941,297

1,540	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 1998, 5.250%, 7/01/14 – NPFG Insured	No Opt. Call	Aa3	1,719,148

1,080	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/14 – AGM Insured	No Opt. Call	AA+	1,231,632

1,525	Washington County, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	1,710,959

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 – NPFG Insured	No Opt. Call	Aa2	2,900,950

	West Valley Fire District, Oregon, General Obligation Bonds, Series 2010:
120	2.000%, 2/01/12	No Opt. Call	N/R	120,253
120	3.000%, 2/01/13	No Opt. Call	N/R	122,263
125	3.000%, 2/01/14	No Opt. Call	N/R	128,581
125	3.000%, 2/01/15	No Opt. Call	N/R	129,371
130	3.500%, 2/01/16	No Opt. Call	N/R	137,002
135	4.000%, 2/01/17	No Opt. Call	N/R	144,970
140	4.000%, 2/01/18	No Opt. Call	N/R	149,666
145	4.000%, 2/01/19	No Opt. Call	N/R	152,984

	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005:
1,260	5.250%, 6/15/15 – FGIC Insured	No Opt. Call	Aa1	1,467,900
1,835	5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	2,186,531

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$1,005	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 – AGM Insured	6/17 at 100.00	Aa1		$1,120,253
60,295	Total Tax Obligation/General				65,693,852
	Tax Obligation/Limited – 9.7%

1,010	Medford Urban Renewal Agency, Jackson County, Oregon, Tax Revenue Bonds, Urban Redevelopment Refunding Series 2002, 4.500%, 6/01/13	1/13 at 101.00	A–		1,059,005

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 – NPFG Insured	11/16 at 100.00	AA		1,212,979

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25	5/19 at 100.00	AA		1,606,095

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA		1,160,067

700	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2005A, 5.000%, 11/15/24	11/14 at 100.00	AAA		744,723

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21	No Opt. Call	AAA		1,187,760

2,655	Portland, Oregon, Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1		2,865,887

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3		2,234,340

1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 – AMBAC Insured	No Opt. Call	Baa1		1,077,840

280	Seaside Urban Renewal Agency, Clatsop County, Oregon, Greater Seaside Urban Renewal Area Revenue Bonds, Series 2006, 4.750%, 6/01/15	No Opt. Call	N/R		297,839

1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/25	10/21 at 100.00	A1		1,106,330
13,290	Total Tax Obligation/Limited				14,552,865
	Transportation – 1.8%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–		1,136,920

250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–		283,898

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–		1,074,690

215	Redmond, Oregon, Airport Revenue Bonds, Series 2009, 5.500%, 6/01/24	6/19 at 100.00	Baa3		222,097
2,465	Total Transportation				2,717,605
	U.S. Guaranteed – 3.7% (4)

2,170	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 1998, 5.500%, 6/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	2,367,687

1,000	Linn County Community School District 9, Lebanon, Oregon, General Obligation Bonds, Series 2001, 5.550%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured	6/13 at 100.00	AA+	(4)	1,094,140

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2002A, 5.500%, 11/15/16 (Pre-refunded 11/15/12)	11/12 at 100.00	AAA		1,063,400

1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/36 (Mandatory put 7/01/12) – AMBAC Insured	No Opt. Call	Baa1	(4)	1,023,930
5,170	Total U.S. Guaranteed				5,549,157
	Utilities – 0.6%

800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	A3		846,280

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 9.3%

$820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – NPFG Insured	11/16 at 100.00	Aa2	$904,526

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	Aa2	1,688,805

	Lebanon, Oregon, Wastewater Revenue Bonds, Refunding Series 2010:
165	4.000%, 3/01/17 – AGM Insured	No Opt. Call	AA+	185,622
435	4.000%, 3/01/18 – AGM Insured	No Opt. Call	AA+	488,431

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	No Opt. Call	AA	1,101,430

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 – NPFG Insured	6/16 at 100.00	AA	1,289,116

2,000	Portland, Oregon, Water System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/15	No Opt. Call	Aaa	2,325,380

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 – NPFG Insured	10/16 at 100.00	Aa1	527,589

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/25 – AGC Insured	No Opt. Call	AA+	1,557,914

450	Redmond, Oregon, Water Revenue Bonds, Series 2010, 4.500%, 6/01/25	6/20 at 100.00	A1	488,056

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	355,182

1,790	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2001, 5.125%, 10/01/14 – NPFG Insured	10/11 at 100.00	AA	1,796,908

1,000	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2004, 5.000%, 10/01/14 – NPFG Insured	No Opt. Call	AA	1,138,169
12,660	Total Water and Sewer			13,847,128
$136,135	Total Municipal Bonds (cost $137,771,613)			147,042,387

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

822,429	First American Tax Free Obligations Fund, Class Z, 0.002% (5)			$822,429
	Total Short-Term Investments (cost $822,429)			822,429
	Total Investments (cost $138,594,042) – 99.0%			147,864,816
	Other Assets Less Liabilities – 1.0%			1,424,023
	Net Assets – 100%			$149,288,839

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$147,042,387	$—	$147,042,387
Short-Term Investments	822,429	—	—	822,429
Total	$822,429	$147,042,387	$—	$147,864,816

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $138,594,042.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$9,616,912
Depreciation	(346,138)
Net unrealized appreciation (depreciation) of investments	$9,270,774

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

N/R	Not rated.

(ETM)	Escrowed to maturity.

46	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 28, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2011